PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2022
Tailwind Acquisition Corp.
PRIVATE PLACEMENT
NOTE 4. PRIVATE PLACEMENT
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 9,700,000 Private Placement Warrants, at a price of $1.00 per private placement warrant, or $9,700,000 in the aggregate. Each private placement warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment (see Note 8). A portion of the proceeds from the private placement warrants was added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company had not completed a Business Combination within the combination period, the proceeds from the sale of the private placement warrants held in the Trust Account would have been used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the private placement warrants would have expired worthless. The 9,700,000 Private Placement Warrants held by the Sponsor were forfeited in connection with the Closing of the Business Combination.